Document And Entity Information	Oct. 26, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 26, 2022
Entity Registrant Name	COURSERA, INC.
Entity Central Index Key	0001651562
Entity Emerging Growth Company	true
Securities Act File Number	001-40275
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	45-3560292
Entity Address, Address Line One	381 E. Evelyn Ave.
Entity Address, City or Town	Mountain View
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94041
City Area Code	650
Local Phone Number	963-9884
Entity Information, Former Legal or Registered Name	Not Applicable
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Ex Transition Period	false
Title of 12(b) Security	Common Stock, $0.00001 par value per share
Trading Symbol	COUR
Security Exchange Name	NYSE